DEBT AND CREDIT FACILITIES - Principal Payments Required (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Principal repayments required on debt
2017		$ 52
2018	$ 715	715
2019	43	43
2020	100	100
2021	460	510
Thereafter	500	500
Total debt	$ 1,858	$ 1,920